CERTAMX

1-32608

05075013

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

December 22, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

This is to certify that on December 16, 2005, the American Stock Exchange, Inc. (the "Exchange") received from Virexx Medical Corp. (the "Registrant") a copy of the Registrant's application on Form 20-F/A for the registration of the following securities:

Common Stock, no par value

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

275011